Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 85,473	$ 7,240	$ 7,549
Accounts receivable, net of reserve	19,926	18,228	15,866
Deferred commissions and other deferred costs	1,831	2,680	2,641
Deferred tax asset	780	781	722
Prepaid expenses and other assets	3,594	4,153	2,051
Total current assets	111,604	33,082	28,829
Property and equipment, net of depreciation and amortization	5,063	3,721	2,868
Deferred commissions and other deferred costs	717	902	882
Deferred tax asset	3,631	3,800	4,176
Total Assets	121,015	41,505	36,755
Liabilities and stockholders' equity
Accounts payable	1,709	3,263	1,823
Accrued and other current liabilities	9,344	11,337	7,365
Deferred revenue	32,476	28,863	25,371
Current portion of long-term debt	0	834	208
Current portion of obligations under capital leases (note 5)		0	238
Total current liabilities	43,529	44,297	35,005
Non current deferred revenue and other liabilities	2,759	1,943	1,672
Long-term debt, net of current portion	0	1,458	2,292
Obligations under capital leases, net of current portion (note 5)		0	83
Total liabilities	46,288	47,698	39,052
Eloqua, Inc. stockholders' deficit:
Common stock	3	0	0
Additional paid-in capital	315,609	0	0
Accumulated deficit	(240,885)	(169,259)	(75,733)
Total Eloqua, Inc. stockholders' deficit:		(169,259)	(75,733)
Common stock	3	0	0
Additional paid-in capital	315,609	0	0
Accumulated deficit	(240,885)	(169,259)	(75,733)
Total stockholder's equity	74,727	(167,297)	(73,743)
Redeemable convertible preferred stock:
Preferred stock		161,104	71,446
Total liabilities and stockholders' equity	121,015	41,505	36,755
Noncontrolling interest		1,962	1,990
Total stockholder's equity	74,727	(167,297)	(73,743)
Commitments and contingencies
Series A Preferred Stock [Member]
Redeemable convertible preferred stock:
Preferred stock		39,406	15,641
Series B Preferred Stock [Member]
Redeemable convertible preferred stock:
Preferred stock		57,456	22,806
Series C Preferred Stock [Member]
Redeemable convertible preferred stock:
Preferred stock		$ 64,242	$ 32,999